Consolidated Statements Of Changes In Shareholders' Equity (Parentheticals) - shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Common Shares Held	25,633,489	29,186,898	28,384,149
EatBetter Holding Limited [Member]
Common Shares Held	25,633,489	29,186,898	28,384,149